Share-Based Compensation - Share-Based Compensation Expense (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation expense	$ 161	$ 39	$ 101	$ 78	$ 754	$ 796